CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Mar. 31, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

XIAOBAI MAIMAI INC. AND SUBSIDIARIES

Schedule I -  CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company’s subsidiaries and VIEs established in the PRC are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China. The Company’s subsidiaries and its VIEs are also required to set aside at least 10% of its after‑tax profit based on the PRC accounting standards each year to its statutory reserves account until the accumulative amount of such reserves reaches 50% of its respective registered capital. The aforementioned reserves can only be used for specific purposes and are not distributable as cash dividends.

In addition, the Company's operations and revenues are conducted and generated in China, all of the Company's revenues being earned and currency received are denominated in RMB. RMB is subject to the foreign exchange control regulation in China, and, as a result, the Company may be unable to distribute any dividends outside of China due to the PRC foreign exchange control regulations that restrict the Company's ability to convert RMB into US Dollars.

Regulation S-X requires the condensed financial information of a registrant shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the registrant's proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances, or cash dividends without the consent of a third party. The condensed parent company financial statements have been prepared in accordance with Rule 12-04, Schedule I of Regulation S-X as the restricted net assets of the Company's PRC subsidiaries and VIEs exceed 25% of the consolidated net assets of the Company.

The condensed financial information of the parent company has been prepared in accordance with SEC Regulation S-X Rule 5-04 and Rule 12-04, using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Company uses the equity method to account for investments in its subsidiaries, VIEs and VIEs’ subsidiaries. The footnote disclosures generally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company, as such, these statements are not the general-purpose financial statements of the reporting entity and should be read in conjunction with the notes to the consolidated financial statements of the Company.

CONDENSED BALANCE SHEETS

	As of March 31	As of March 31
	2021	2020
	USD	USD
ASSETS:
Cash	1,483,484	1,709,149
Prepayment and other assets	160,450	5,795
Investments in subsidiaries, VIEs and VIEs’ subsidiaries	30,793,763	66,588,445
TOTAL ASSETS	32,437,697	68,303,389

LIABILITIES:
Accrued expenses and other current liabilities	161,882	202,500
Note payable	10,000,000	20,000,000
Due to related party	5,004,290	—
TOTAL LIABILITIES	15,166,172	20,202,500

SHAREHOLDERS' EQUITY:
Ordinary shares ($0.0001 par value, 500,000,000 shares authorized, 50,016,457 and 49,984,223 shares issued, 48,850,574 and 48,818,340 shares outstanding as of March 31, 2021 and 2020, respectively.)	5,002	4,999
Additional paid-in capital	49,330,571	60,559,583
Treasury stock	(3,988,370)	(3,988,370)
Retained earnings	(26,760,239)	(1,429,623)
Accumulated other comprehensive loss	(1,315,439)	(7,045,700)
TOTAL SHAREHOLDERS’ EQUITY	17,271,525	48,100,889
TOTAL LIABILITIES AND SHEREHOLDERS’ EQUITY	32,437,697	68,303,389

CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

	Years Ended March 31,
	2021	2020	2019
	USD	USD	USD
Equity in (loss) earnings of subsidiaries, VIEs and VIEs’ subsidiaries	(28,512,556)	(35,994,910)	14,725,415
General administrative expense and others	(4,714,433)	(6,013,633)	(9,192,834)
Impairment on long-term investments	(1,600,000)	(29,189,836)	—
NET (LOSS) INCOME	(34,826,989)	(71,198,379)	5,532,581

OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	3,942,157	(5,288,742)	(6,136,187)
COMPREHENSIVE LOSS	(30,884,832)	(76,487,121)	(603,606)

CONDENSED STATEMENTS OF CASH FLOWS

	For The Years Ended March 31,
	2021	2020	2019
	USD	USD	USD
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	(34,826,989)	(71,198,379)	5,532,581
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in loss (earnings) of subsidiaries, VIEs and VIEs’ subsidiaries	28,512,556	35,994,910	(14,725,415)
Impairment long-term investments	1,600,000	29,189,836	—
Share-based compensation	55,468	347,466	6,585,386

Changes in operating assets and liabilities:
Prepayments and other assets	(154,653)	344,195	(339,995)
Accrued expenses and other current liabilities	(40,618)	184,258	(2,562,074)
Interest payments on unsecured senior notes and short-term bank loan	(2,114,388)	—	—

NET CASH (USED IN) PROVIDED BY OPERATING ACTIVITIES	(6,968,624)	(5,137,714)	(5,509,517)

CASH FLOWS FROM INVESTING ACTIVITIES:
Increase in investment in subsidiaries, VIEs and VIE’s subsidiaries	—	(1,000,000)	(15,420,961)
Purchase of long-term investments	—	(14,594,918)	(1,600,000)
NET CASH PROVIDDED BY (USED IN) IN INVESTING ACTIVITIES	—	(15,594,918)	(17,020,961)

CASH FLOWS FROM FINANCING ACTIVITIES:
Exercise of share options	3	281,616	1,156,623
Proceeds from issuance of unsecured note	—	—	20,000,000
Principal payments on unsecured senior notes	(10,000,000)	—	—
Repayment from subsidiaries, VIEs and VIE’s subsidiaries	11,738,667	—	—
Repurchase of ordinary shares	—	(2,667,902)	(1,320,468)
Payments for offering cost	—	—	(318,000)
Dividend paid		—	(19,547,532)
Proceeds from related party	5,004,290	—	—
NET CASH (USED IN) PROVIDED BY FINANCING ACTIVITIES	6,742,960	(2,386,286)	(29,377)
NET (DECREASE) INCREASE IN CASH	(225,665)	(23,118,918)	(22,559,855)
CASH—beginning of year	1,709,149	24,828,067	47,387,922
CASH—end of year	1,483,484	1,709,149	24,828,067

SUPPLEMENTAL CASH FLOW DISCLOSURES:
Cash paid for income tax	—	—	—
Cash paid for interest	2,114,388	2,413,014	—

Notes to condensed financial statements

1

Xiaobai Maimai Inc., formerly known as Hexindai Inc., was founded on April 25, 2016 in the Cayman Islands. The condensed full year results of the Company have been prepared assuming the Reorganization (see Note 1 in the consolidated financial statements) was in effect from November 1, 2016.

2

The condensed financial statements of Xiaobai Maimai Inc. have been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in subsidiaries, VIEs and subsidiaries of VIEs. Such investment in subsidiaries and VIEs are presented on the balance sheets as interests in subsidiaries and VIEs and the income (loss) of the subsidiaries and VIEs is presented as equity in (loss) earnings of subsidiaries and VIEs on the statement of operations.

3

As of March 31, 2021 and 2020, there were no material contingencies, significant provisions of long-term obligations of the Company, except for those which have been separately disclosed in the consolidated financial statements.

4

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The notes to consolidated financial statements disclosed certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.